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            ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2



1. Name and address of issuer:  SENTRY VARIABLE ACCOUNT II
                                1800 NORTH POINT DRIVE
                                STEVENS POINT, WI  54481
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2. Name of each series or class of funds for which this notice is filed:

   SENTRY VARIABLE ACCOUNT II

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3. Investment Company Act File Number:  811-03875

   Securities Act File Number:          2-87072

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4. Last day of fiscal year for which this notice is filed: DECEMBER 31, 1996

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

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6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:  NOT APPLICABLE

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                     NONE.

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                     NONE.

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9. Number and aggregate sale price of securities sold during the fiscal year:

   165,677 UNITS SOLD; AGGREGATE SALES PRICE: $3,133,982

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    165,667 UNITS SOLD; AGGREGATE SALE PRICE: $3,133,982

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plan, if applicable (see Instruction B.7):

                                     NONE.

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12. Calculation of registration fee:
    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10):
                                                  $ 3,133,982

    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable)

                                                   +      -0-

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                   - 3,133,982

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2(if applicable):

                                                   +      -0-

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                                          -0-

    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

                                                   X      .000303

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]

                                                   $        -0-

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other Procedures (17 CFR 202.3a):

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated:

By: /s/ William M. O'Reilly
    ------------------------------
    WILLIAM M. O'REILLY, SECRETARY

Date: February 24, 1997

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Blazzard, Grodd & Hasenauer, P.C.
943 Post Road East
Westport, CT  06880
(203) 226-7866




February 24, 1997


Board of Directors
Sentry Life Insurance Company
1800 North Point Drive
Stevens Point, WI  54481

Re:  Opinion of Counsel - Sentry Variable Account II

Gentlemen:

You have requested our Opinion of Counsel in connection with the filing with the Securities and Exchange Commission of Form 24F-2 with respect to Sentry Variable Account II.

We have made such examination of the law and have examined such records and documents as in our judgement are necessary or appropriate to enable us to render the opinions expressed below.

We are of the following opinions:

     1. Sentry Variable Account II is a Unit Investment Trust as that term is defined in Section 4(2) of the Investment Company Act of 1940 (the "Act"), and is currently registered with the Securities and Exchange Commission, pursuant to Section 8(a) of the Act.

     2. Upon the acceptance of purchase payments made by a contract owner pursuant to a Contract issued in accordance with the Prospectus contained in the Registration Statement and upon compliance with applicable law, such contract owner will have a legally-issued, fully paid and non-assessable contractual interest in Sentry Variable Account II.

This opinion is limited solely in its use as an exhibit to your Form 24F-2 pursuant to Rule 24f-2.

Sincerely,

BLAZZARD, GRODD & HASENAUER, P.C.



By:/s/LYNN KORMAN STONE
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    Lynn Korman Stone